Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2019 and 2018 are summarized below.

	December 31,
	2019	2018
Start-up and organization costs	$10,000	$14,000
Research credits	359,000	351,000
Stock-based compensation	799,000	626,000
Net operating loss carryforwards	4,879,000	4,395,000
Total deferred tax assets	6,047,000	5,386,000
Valuation allowance	(6,047,000)	(5,386,000)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate

The reconciliation below presents the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rate for the years ended December 31, 2019 and 2018.

	Years Ended December 31,
	2019	2018

U. S. federal statutory tax rate	(21.0)%	(21.0)%
State income taxes, net of federal tax benefit	(6.0)%	(6.0)%
Expirations related to stock-based compensation	1.2%	0.2%
Adjustment to deferred tax asset	(0.3)%	(1.3)%
Change in valuation allowance	26.1%	28.1%
Effective tax rate	0.0%	0.0%